Business Overview And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Overview And Summary Of Significant Accounting Policies
Business Overview And Summary Of Significant Accounting Policies

Note 1. Business Overview and Summary of Significant Accounting Policies

Overview

Poniard Pharmaceuticals, Inc. is a biopharmaceutical company focused on the development and commercialization of cancer therapeutics. The Company's lead product candidate is picoplatin, a chemotherapeutic designed to treat solid tumors that are resistant to existing platinum-based cancer therapies. Clinical studies to date suggest that picoplatin has an improved safety profile relative to existing platinum-based cancer therapies. The Company has completed a pivotal Phase 3 SPEAR (Study of Picoplatin Efficacy After Relapse) trial of picoplatin in the second-line treatment of patients with small cell lung cancer. This trial did not meet its primary endpoint of overall survival. The Company also has completed Phase 2 trials evaluating picoplatin as a first-line treatment of metastatic colorectal cancer and castration-resistant (hormone-refractory) prostate cancer and a Phase 1 study evaluating an oral formulation of picoplatin in solid tumors.

The accompanying condensed consolidated financial statements include the accounts of Poniard Pharmaceuticals, Inc. ("Poniard") and its wholly-owned subsidiaries, NeoRx Manufacturing Group, Inc. and FV Acquisition Corp. (collectively, the "Company"). All intercompany balances and transactions have been eliminated.

Basis of Presentation

The accompanying condensed consolidated financial statements contained herein have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). As permitted under those rules, certain footnotes or other financial information that are normally required by accounting principles generally accepted in the United States of America ("U.S. GAAP") have been condensed or omitted pursuant to such rules and regulations. In the opinion of the Company's management, the accompanying interim unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of the Company's financial position as of June 30, 2011, results of operations for the three and six months ended June 30, 2011 and 2010, and cash flows for the six months ended June 30, 2011 and 2010.

The results of operations for the periods ended June 30, 2011, are not necessarily indicative of the expected operating results for the full year.

The balance sheet as of December 31, 2010 has been derived from the audited financial statements at that date. The balance sheet presented herein does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010 filed with the SEC on March 30, 2011, and available on the SEC's website, www.sec.gov.

Merger Agreement with Allozyne, Inc.

On June 22, 2011, Poniard, FV Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of Poniard ("Merger Sub"), and Allozyne, Inc., a private Delaware corporation ("Allozyne"), entered into an Agreement and Plan of Merger and Reorganization (the "Merger Agreement"). Under the terms of the Merger Agreement, which was approved by the boards of directors of Poniard and Allozyne, Merger Sub will merge with and into Allozyne, with Allozyne becoming a wholly-owned subsidiary of Poniard and the surviving corporation of the merger. The merger is expected to create a NASDAQ-listed biotechnology company focused on the development and commercialization of therapeutics in the area of autoimmune and inflammatory disease and cancer. The combined company expects to seek a partnership for the continued development of picoplatin. The resulting company will be named Allozyne, Inc. and will be headquartered in Seattle, Washington.

If the merger is consummated, at the effective time of the merger, the outstanding shares of Allozyne common and preferred stock will be converted into the right to receive the number of shares of Company common stock representing approximately 65% of the shares of outstanding common stock of the combined company, after giving effect to the issuance of shares pursuant to Allozyne's and the Company's outstanding options, warrants and other securities convertible into capital stock. Each share of Allozyne common stock and Allozyne preferred stock is expected to convert into the right to receive that number of shares of Company common stock equal to approximately 0.0628, which is also known as the exchange ratio, after giving effect to the 1-for-40 reverse stock split of Company common stock to be implemented subject to approval by the Company's shareholders and prior to the consummation of the merger. The actual number of shares of Company common stock to be issued in respect of each share of Allozyne common stock or preferred stock, or the actual exchange ratio, will be adjusted to reflect the Company's and Allozyne's net cash or net debt and certain permitted financings completed prior to the closing of the merger, divided by the number of shares of Allozyne common stock and Allozyne preferred stock outstanding and deemed outstanding pursuant to the formula set forth in the Merger Agreement.

Consummation of the merger is subject to certain closing conditions, including, among other things, approval by the shareholders of the Company and Allozyne and approval for listing of the common shares of the combined company on The NASDAQ Capital Market. As a condition to the parties entering into the Merger Agreement, certain of Allozyne's stockholders who in the aggregate beneficially own approximately 65% of the outstanding shares of Allozyne capital stock, and certain of the Company's shareholders who in the aggregate beneficially own approximately 21% of the outstanding shares of Company common stock, entered into shareholder agreements, whereby they have agreed to vote in favor of the transactions contemplated by the Merger Agreement and against any competing acquisition proposal, subject to the terms of the shareholder agreements. In addition, subject to certain limited exceptions, such Allozyne and Company shareholders also have agreed not to sell or transfer their shares of Allozyne capital stock or Company common stock, including shares of Company common stock received in the merger or issuable upon exercise of Company options or warrants, until the earlier of the termination of the Merger Agreement or six months after the effective time of the merger.

The Merger Agreement contains certain termination rights for both the Company and Allozyne, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $1,000,000.

In addition, in connection with the merger, the employment of all of the Company's current executive officers will be terminated prior to the consummation of the merger. The executive officers of Allozyne will assume their respective positions in the combined company following the closing of the merger. The combined company's board of directors is expected to consist of a total of seven members, four of whom are currently directors of Allozyne, two of whom are currently directors of the Company (Ronald A. Martell and Fred B. Craves, Ph.D.), and one director to be appointed by a majority of the members of the board of directors of the combined company.

On July 25, 2011, the Company filed its Registration Statement on Form S-4 (the "Registration Statement") with the SEC in connection with the proposed merger.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Liquidity and Financial Resources

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for a reasonable period of time. The Company has historically experienced recurring operating losses and negative cash flows from operations. As of June 30, 2011, the Company had working capital of $2,107,000, an accumulated deficit of $446,143,000 and total shareholders' equity of $6,284,000. The Company's total cash and cash equivalent balances, excluding restricted cash of $158,000, was $3,692,000 at June 30, 2011. The Company has financed its operations to date primarily through the sale of equity securities, borrowings under debt instruments, and through technology licensing and collaborative agreements. The Company invests excess cash in investment securities that will be used to fund future operating costs. Cash used for operating activities for the six months ended June 30, 2011 totaled $3,703,000.

Concurrent with execution of the Merger Agreement discussed above, Bay City Capital LLC ("BCC"), a related party, executed a binding commitment to loan the Company $2,400,000, on a nonrecourse basis, prior to the closing of the merger. Two Company directors, Fred B. Craves, Ph.D. and Carl S. Goldfischer M.D., are managing directors and managers of BCC and its affiliates. Michael S. Perry, D.V.M., Ph.D., the Company's President and Chief Medical Officer, is a venture partner of BCC. The Company's receipt of the loan funds is a condition to Allozyne's obligation to effect the merger. The Company intends to use the loan proceeds to satisfy the employee severance, change of control and other related employee obligations arising in connection with the merger with Allozyne, which are expected to total approximately $2,400,000. The Company paid BCC a commitment fee of $50,000 in connection with BCC's delivery of its binding commitment on June 22, 2011. The commitment fee is recorded as an issuance cost and will be amortized over the term of the loan. See Note 5 below for further details about the BCC loan.

In February 2011, the Company sold an aggregate of 9,444,116 shares of its common stock to Small Cap Biotech Value, Ltd. ("Small Cap Biotech"), pursuant to two draw downs under an equity line of credit facility dated December 20, 2010, described further in Note 6 below. Net proceeds of approximately $3,184,000 were received after deducting offering costs of approximately $274,000.

During the first half of 2010, the Company implemented two restructurings that reduced its workforce from 50 employees to 12 employees. On March 24, 2010, the Company announced that it was suspending its effort to seek regulatory approval for picoplatin in small cell lung cancer. The Company made this decision following a detailed analysis of primary and updated data from its Phase 3 trial and evaluation of the New Drug Application ("NDA") process with the U.S. Food and Drug Administration ("FDA"). The Company subsequently has focused its efforts on developing registration strategies for advancing picoplatin into pivotal clinical trials in colorectal, prostate, ovarian and small cell lung cancers and exploring partnering and other transactions to enable execution of these strategies. In March 2010, the Company engaged the investment banking firm of Leerink Swann LLC to conduct a comprehensive review of strategic alternatives aimed at supporting and optimizing the value of its picoplatin program to its shareholders. The Company has completed internal preparation of potential registration strategies and is conducting stability studies of its picoplatin supplies and maintaining active investigational new drug applications ("INDs") in the U.S. and IND equivalents in China and in Europe to preserve its picoplatin clinical program. However, the Company is not conducting significant picoplatin development activities while it explores potential picoplatin partnering opportunities and works to complete the proposed merger with Allozyne.

The Company will require substantial additional capital to support its future operations and the continued development of picoplatin. The Company may not be able to obtain required additional capital and/or enter into strategic transactions on a timely basis, on terms that ultimately prove favorable to it, or at all. Conditions in the capital markets in general, and in the life science capital markets specifically, may affect the Company's potential financing sources and opportunities for strategic transactions. Uncertainty about current global conditions and the current financial uncertainties affecting capital and credit markets may make it particularly difficult for the Company to obtain capital market financing or credit on favorable terms, if at all, or to attract potential partners or enter into other strategic relationships. In addition, the Company has no assurance that any strategic transaction or financing would, once identified, be approved by its shareholders, if approval is required. The Company anticipates that any such transaction would be time-consuming and may require it to incur significant additional costs, even if not completed. The Company's current financial condition may make securing additional capital extremely difficult. These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company believes that its current cash resources and cash equivalents will be adequate to continue operations at substantially their current level through the third quarter of 2011. The Company's operating budget, however, does not include additional costs associated with the proposed merger with Allozyne or, if the Company is unable to complete the proposed merger, the costs of a liquidation and winding up the Company. These costs may be substantial and include costs incurred in connection with the proposed merger, estimated to total approximately $1,550,000, in addition to severance and accrued vacation expense, accelerated payments due under existing contracts, and legal, accounting and/or advisory fees. The Company can provide no assurance that it will have sufficient cash to cover these additional costs.

If the merger with Allozyne is not completed, the Company's board of directors will be required to explore alternatives for the Company's business and assets. These alternatives might include raising capital, seeking to merge or combine with another company, seeking dissolution and liquidation, or initiating bankruptcy proceedings. There can be no assurance that any third party will be interested in merging with the Company or would agree to a price and other terms that the Company would deem adequate or that its shareholders would approve any such transaction. Although the Company may try to pursue an alternative transaction and would seek to continue its current efforts to enter into a partnership or other strategic collaboration to support the continued development of picoplatin, the Company likely will have very limited cash resources and, unless it raises additional capital, likely will be forced to file for federal bankruptcy protection.

NASDAQ Common Stock Listing

On July 20, 2010, the Company received a letter from the NASDAQ Listing Qualifications Staff (the "Staff") stating that the minimum bid price of its common stock has been below $1.00 per share for 30 consecutive business days and that the Company was not in compliance with the minimum bid price requirements of The NASDAQ Global Market. The Company was provided 180 calendar days, or until January 18, 2011 (the "initial compliance period"), to regain compliance. The Company transferred the listing of its common stock from The NASDAQ Global Market to The NASDAQ Capital Market on December 17, 2010, at which time it was afforded the remainder of the initial compliance period. On January 19, 2011, the Company received a letter from the Staff notifying it that it had been granted an additional 180 calendar day period (the "additional compliance period"), to regain compliance with the minimum bid price requirement. The additional time period was granted based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The NASDAQ Capital Market, with the exception of the bid price requirement, and the Company's written notice to NASDAQ of its intention to cure the deficiency during the additional compliance period by effecting a reverse stock split, if necessary. To regain compliance, the Company's closing bid price of its common stock must meet or exceed $1.00 per share for at least ten consecutive trading days, but generally no more than 20 consecutive business days, before determining that it has demonstrated an ability to maintain long-term compliance.

On June 9, 2011, after election of directors and ratification of auditors, the Company adjourned its 2011 annual meeting of shareholders to July 8, 2011 and further adjourned to July 22, 2011, to solicit additional proxies to vote in favor of a proposal to authorize the board of directors to, on or before August 1, 2011, implement a reverse stock split of the Company's outstanding common stock at a ratio between 1-for-15 and 1-for-25, with the exact ratio to be set by the Company board in its discretion. The purpose of the reverse stock split proposal was to facilitate Company's efforts to regain compliance with The NASDAQ Capital Market minimum bid price requirement. The Company adjourned its reconvened annual meeting of shareholders on July 22, 2011, with an insufficient number of votes to approve the reverse stock split proposal. Although 91.6% of the shareholders who voted at the annual meeting voted in favor of the reverse stock split proposal, those shareholders held only 49.2% of the Company's common stock outstanding and entitled to vote. A majority (50% of the shares outstanding, plus one share) of the Company's common stock outstanding and entitled to vote was required to approve the reverse stock split proposal. On July 19, 2011, the Company received a letter from the Staff advising that the Company has not regained compliance with the $1.00 per share minimum bid price requirement of NASDAQ Listing Rule 5550(a)(2) and, unless the Company requests an appeal of this determination, the Company's common stock would be delisted from The NASDAQ Capital Market. On July 26, 2011, the Company submitted a request for an oral hearing before the NASDAQ Hearings Panel (the "Panel"), which request stayed the delisting of the Company's common stock pending the Panel's decision. The oral hearing before the Panel was held on August 25, 2011. At the Panel hearing, the Company presented a plan to regain compliance with the minimum bid price requirement by undertaking a reverse stock split of its outstanding common stock, at a minimum exchange ratio of 1-for-40, in connection with the proposed merger with Allozyne and requested that the Panel exercise its discretionary authority to grant the Company an additional period of time until December 31, 2011 to complete such plan. The Company will seek shareholder approval of the proposed reverse stock split at a special meeting of Company shareholders to be held in connection with the merger. A detailed description of the reverse stock split proposal and other matters to be voted on at the special meeting will be included in a definitive proxy statement/prospectus/consent solicitation that will be mailed to Company and Allozyne shareholders. There can be no assurance that the Company's plan of compliance will be accepted by the Panel and, if accepted, that the Panel will grant the full extension period requested. Further, the Company cannot assure that the proposed reverse stock split will be successfully implemented or that the Company will in the future continue to meet the $2,500,000 shareholders' equity and other requirements for continued listing on The NASDAQ Capital Market.

Note 1. Business Overview and Summary of Significant Accounting Policies

Overview

Poniard Pharmaceuticals, Inc. is a biopharmaceutical company focused on the development and commercialization of cancer therapeutics. The Company's lead product candidate is picoplatin, a chemotherapeutic designed to treat solid tumors that are resistant to existing platinum-based cancer therapies. Clinical studies to date suggest that picoplatin has an improved safety profile relative to existing platinum-based cancer therapies. The Company has completed a pivotal Phase 3 SPEAR (Study of Picoplatin Efficacy After Relapse) trial of picoplatin in the second-line treatment of patients with small cell lung cancer. This trial did not meet its primary endpoint of overall survival. The Company also has completed Phase 2 trials evaluating picoplatin as a first-line treatment of metastatic colorectal cancer and castration-resistant (hormone-refractory) prostate cancer and a Phase 1 study evaluating an oral formulation of picoplatin in solid tumors.

The accompanying consolidated financial statements include the accounts of Poniard Pharmaceuticals, Inc. and its wholly owned subsidiary, NeoRx Manufacturing Group, Inc. (the "Company"). All inter-company balances and transactions have been eliminated.

Liquidity and Financial Resources

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and satisfaction of liabilities in the normal course of business for a reasonable period following the date of these financial statements. The Company has historically suffered recurring operating losses and negative cash flows from operations. As of December 31, 2010, the Company had net working capital of $3,601,000, an accumulated deficit of $438,943,000 and total shareholders' equity of $8,453,000. The Company's total cash, cash equivalents and investment securities balances, net of restricted cash of $158,000, was $4,330,000 at December 31, 2010. The Company has financed its operations to date primarily through the sale of equity securities, borrowings under debt instruments, technology licensing and collaborative agreements. The Company invests excess cash in investment securities that will be used to fund future operating costs. Cash used for operating activities for the year ended December 31, 2010 totaled $24,276,000.

In February 2011, the Company sold an aggregate of 9,444,116 shares of its common stock to Small Cap Biotech Value, Ltd. ("Small Cap Biotech"), pursuant to two draw downs under an equity line of credit facility with Small Cap Biotech dated December 20, 2010. Net proceeds of approximately $3,386,000 were received, after deducting offering costs of approximately $72,000. Taking into account the Company's projected operating results, management believes that its current cash, cash equivalents and investment securities balances, including the net proceeds received from the February 2011 sales of common stock under the equity line of credit facility, will provide adequate resources to fund operations at least into the fourth quarter of 2011. However, given the uncertainties of outcomes from its strategic review process, there is no assurance that the Company can achieve its projected operating results.

On February 5, 2010, the Company implemented a restructuring plan to conserve capital resources, which reduced its workforce from 50 employees to 22 employees. On March 24, 2010, the Company announced that it was suspending its effort to seek regulatory approval for picoplatin in small cell lung cancer. The Company made this decision following a detailed analysis of primary and updated data from its Phase 3 trial and evaluation of the New Drug Application ("NDA") process with the U.S. Food and Drug Administration ("FDA"). In conjunction with this action, the Company completed a second reorganization, further reducing its workforce from 22 employees to 12 employees, effective April 30, 2010. The Company is now focusing its efforts on developing registration strategies for advancing picoplatin into pivotal clinical trials in colorectal, prostate, ovarian and small cell lung cancers and is continuing to explore partnering and other transactions to enable execution of these strategies. In March 2010, the Company engaged the investment banking firm of Leerink Swann LLC to conduct a comprehensive review of strategic alternatives aimed at supporting and optimizing the value of its picoplatin program to its shareholders. These alternatives could include a recapitalization, financing, merger, asset sale, partnership and/or licensing arrangement. The Company has no assurance that any particular alternative will be pursued or that any transaction will occur, or on what terms. The Company has completed internal preparation of potential registration strategies. However, the Company is not undertaking further significant picoplatin development activities while it explores its strategic alternatives.

Since its inception in 1984, the Company has dedicated substantially all of its resources to research and development. The Company has not generated any significant revenue from product sales to date and has operated at a loss in each year of its existence. The Company recorded a net loss of $30.1 million and $45.7 million for the years ended December 31, 2010 and 2009, respectively. The Company has dedicated substantially all of its resources in recent years to the development of picoplatin. The Company does not anticipate that picoplatin will be commercially available before 2014, if at all. The Company expects to incur additional operating losses and negative cash flows from operations for the foreseeable future. Clinical studies are inherently uncertain, and current and future trials of picoplatin may not confirm the results achieved in earlier clinical and preclinical studies. If picoplatin is not shown to be safe and effective, the Company will not receive the required regulatory approvals for commercial sale of such product.

The Company will require substantial additional capital to support its future operations and the continued development of picoplatin. The Company may not be able to obtain required additional capital and/or enter into strategic transactions on a timely basis, on terms that ultimately prove favorable to it, or at all. Conditions in the capital markets in general, and in the life science capital markets specifically, may affect the Company's potential financing sources and opportunities for strategic transactions. Uncertainty about current global conditions and the current financial uncertainties affecting capital and credit markets may make it particularly difficult for the Company to obtain capital market financing or credit on favorable terms, if at all, or to attract potential partners or enter into other strategic relationships. Further, the Company has no assurance that any strategic transaction or financing would, once identified, be approved by its shareholders, if approval is required. The Company anticipates that any such transaction would be time-consuming and may require it to incur significant additional costs, even if not completed. These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company is seeking to address its liquidity needs by exploring strategic alternatives potentially available to it, including a merger with or acquisition by another company, the sale or licensing of the company assets, a partnership, or recapitalization of the company. In addition, the Company is continuously evaluating measures to reduce its costs and preserve additional capital. If the Company is unable to secure additional capital to fund working capital and capital expenditure requirements and/or complete a strategic transaction in a timely manner, it may be forced to explore liquidation alternatives, including seeking protection from creditors through the application of bankruptcy laws.

On June 20, 2010, the Company received a letter from The NASDAQ Stock Market ("NASDAQ") stating that the minimum bid price of its common stock had been below $1.00 per share for 30 consecutive business days and that the Company was not in compliance with the minimum bid price requirement of The NASDAQ Global Market. The Company was provided an initial period of 180 calendar days, or until January 18, 2011 (the "initial compliance period"), to regain compliance. The Company transferred the listing of its common stock from The NASDAQ Global Market to The NASDAQ Capital Market on December 17, 2010, at which time it was afforded the remainder of the initial compliance period. On January 19, 2011, the Company received a letter from NASDAQ notifying it that it had been granted an additional 180 calendar day period, or until July 18, 2011 (the "additional compliance period"), to regain compliance with the minimum bid price requirement. The additional time period was granted based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The NASDAQ Capital Market, with the exception of the bid price requirement, and the Company's written notice to NASDAQ of its intention to cure the deficiency during the additional compliance period by effecting a reverse stock split, if necessary. To regain compliance, the Company's closing bid price of its common stock must meet or exceed $1.00 per share for at least ten consecutive business days during the additional compliance period. NASDAQ may, in its discretion, require the Company's common stock to maintain a closing bid price of at least $1.00 for a period in excess of ten consecutive trading days, but generally no more than 20 consecutive business days, before determining that it has demonstrated an ability to maintain long-term compliance. If the Company does not demonstrate compliance by July 18, 2011, it will receive written notification from the NASDAQ Listing Qualifications Staff that its common stock will be delisted. At that time, the Company would have the right to appeal the determination to a NASDAQ Hearings Panel and provide a plan to regain compliance.

Significant Accounting Policies

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Research and Development Expenses: Research and development costs are expensed as incurred. Research and development expenses include, but are not limited to, payroll and personnel expense, clinical studies, external contract manufacturing costs for clinical trial drug product supplies, lab supplies, consulting, travel, and related overhead.

Cash Equivalents and Investment Securities: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Cash equivalents represent cash invested primarily in money market funds. The Company considers all investment securities to be available-for-sale. All securities are carried at fair value. The Company does not invest in derivative financial instruments. Unrealized losses and gains on investment securities are reported as a component of comprehensive income or loss and classified as other comprehensive income/(loss) in shareholders' equity. The Company monitors investment securities for other-than-temporary declines in fair value and charges impairment losses to income when an other-than-temporary decline in estimated value occurs. Investment in cash equivalents and investment securities in both fixed and floating rate interest earning instruments carry a degree of credit risk. The Company's exposure to losses as a result of credit risk is managed through investing primarily in securities with relatively short maturities of two years or less and in securities with variable interest rates. See Note 3 below for further discussion of investment securities.

Facilities and Equipment: Facilities and equipment are stated at acquired cost, less any charges for impairment, and are depreciated using the straight-line method over estimated useful lives of the assets as follows:

Years
Office furniture and fixtures	5 - 7
Computer equipment and software	3

Leasehold improvements are depreciated using the straight-line method over the shorter of the assets' estimated useful lives or the remaining lease term.

When assets are retired or otherwise disposed of the cost of the assets and related accumulated depreciation or amortization are removed from the accounts and any resulting gains or losses are reflected in the consolidated statement of operations at the time of disposition. Expenditures for additions and improvements to the Company's facilities are capitalized and expenditures for maintenance and repairs are charged to expense as incurred.

Impairment of Long-Lived and Intangible Assets: Long-lived assets, including facilities and equipment and intangible assets, including capitalized license payments for the Company's picoplatin product candidate, are reviewed for possible impairment whenever significant events or changes in circumstances, including changes in the Company's business strategy and plans, a significant decrease in market value, a significant change in asset condition, or a significant adverse change in regulatory and/or economic climate, indicate an impairment may have occurred. An impairment is indicated when the sum of the expected future undiscounted net cash flows identifiable to that asset or asset group is less than its carrying value. Impairment losses are determined from actual or estimated fair values, which are based on market values, net realizable values or projections of discounted net cash flows, as appropriate. The Company reviews long-lived and intangible assets on an as-needed basis to determine if there have been any adverse events or circumstances that would indicate an impairment exists. In particular, the value of the picoplatin intangible asset was reviewed as a result of negative results of clinical trials during 2009, with no impairment charge recorded. See Note 11 for additional details related to the Company's picoplatin intangible asset. As discussed in Note 13, the Company recorded impairment charges on certain facilities and equipment related to restructuring activities during 2009, and as discussed in Note 8, during 2009 the Company recorded impairment charges on certain equipment related to commercial manufacturing arrangements.

Debt Issuance Costs: Costs incurred in connection with the securing of long-term bank loans and other long-term debt are deferred and amortized as interest expense over the term of the related debt using a method that approximates the effective interest method.

Licensed Products: Licensed products represent an exclusive license to develop, manufacture and commercialize picoplatin, a platinum-based anti-cancer agent. Licensed products are amortized using the straight-line method over their estimated useful life of twelve years. The Company evaluates the recoverability of licensed products periodically and takes into account events or circumstances that might indicate that an impairment exists as discussed above under "Impairment of Long-Lived and Intangible Assets." No impairment of licensed products was identified during 2010 or 2009. See Note 11 below for additional information.

Income Taxes: The Company accounts for income taxes using the asset and liability method, under which deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities and for operating loss and tax credit carryforwards. A valuation allowance is established when necessary to reduce deferred tax assets to the amount, if any, which is expected more likely than not to be realized.

The Company accounts for uncertain tax positions in accordance with Financial Accounting Standards Board ("FASB") accounting standards which prescribe a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provide guidance on various related matters such as de-recognition, interest and penalties, and disclosure. The Company has been in a net operating loss position since its inception and, by providing a full valuation allowance, has not recognized any tax benefits. The Company has adopted a policy whereby amounts related to interest and penalties associated with tax matters are classified as additional income tax expense when incurred. Historically, the Company has not incurred any interest or penalties associated with tax matters and no interest or penalties were recognized during the years ended December 31, 2010 or 2009.

Net Loss Per Common Share: Basic and diluted loss per share are based on net loss applicable to common shares, which is comprised of net loss and preferred stock dividends in all periods presented. Shares used to calculate basic loss per share are based on the weighted average number of common shares outstanding during the period. Shares used to calculate diluted loss per share are based on the potential dilution that would occur upon the exercise or conversion of securities into common stock using the treasury stock method to the extent such common stock equivalents are not anti-dilutive. The computation of diluted net loss per share excludes the following options, restricted stock units and warrants to acquire shares of common stock for the years indicated because their effect would not be dilutive.

	2010	2009
Common stock options	5,341,000	5,606,000
Restricted stock units	2,641,000	561,000
Common stock warrants	4,765,000	5,085,000

Additionally, aggregate common shares of 14,966 and 39,015, issuable as of December 31, 2010 and 2009, respectively, upon conversion of the Company's Series 1 convertible exchangeable preferred stock are not included in the calculation of diluted loss per share for 2010 and 2009 because the share increments would not be dilutive.

Share-Based Compensation: The Company has an incentive plan that rewards employees, directors and non-employee consultants with stock options and restricted stock units ("RSUs"). Share-based payments are accounted for in accordance with FASB accounting standards for equity instruments exchanged for services. Under the provisions of these standards, share-based compensation cost related to employee service is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). The fair value of share-based awards to non-employees is measured at the grant date and as of each subsequent reporting period until the counterparty's performance is complete, and stock-based compensation expense is recognized for the fair value of the vested portion of the awards during each reporting period. See Note 10 below for further details on share-based compensation.

Concentration in the Available Sources of Supply of Materials: The Company relies on third parties to manufacture picoplatin active pharmaceutical ingredient ("API") and finished drug product for its clinical trials and for its possible future commercialization activities. The Company's API clinical supply agreement continues in effect until it is terminated by mutual agreement of the parties or by either party in accordance with its terms. The Company's finished drug product clinical supply agreement terminated on December 31, 2010. The Company's commercial API and finished drug supply agreements have initial terms ending in late 2013. The Company has no assurance that its current suppliers will be able to manufacture sufficient picoplatin API and/or finished drug product on a timely or cost-effective basis at all times in the future. The Company believes that there are other contract manufacturers with the capacity to manufacture picoplatin API and finished drug product.

Segment Reporting: The Company has one operating business segment, cancer therapeutics development.